Statement of Additional Information Supplement

June 30, 2021

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 30, 2021 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2021

International Advantage Portfolio

The following is hereby added to the end of the "Equity Securities" section of the table entitled "Investment Policies and Strategies" with respect to the International Advantage Portfolio in the Statement of Additional Information:

Special Purpose Acquisition Companies	X

Please retain this supplement for future reference.